Note 13 - Sale of Spanish Subsidiaries 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Sale of Subsidiaries [Text Block]

13. Sale of Spanish Subsidiaries

On March 25, 2025, one of the Company’s subsidiaries, AEG MH02, entered into a Share Purchase Agreement with Alternus Energy Group Plc, a related party, for the sale of the entire issued share capital of Alt Spain Holdco S.l.u., including all of its subsidiaries: ALT Spain 03, S.L.U., ALT Spain 04, S.L.U. and New Frog Projects SL, for a total consideration of €10. In accordance with ASC 360, the Company removed the net assets of the disposal group and recognized a gain of $3.5 million upon closing the sale in March 2025, of which $0.6 million were costs associated with the sale. The sale of the Company’s Spanish subsidiaries did not represent a discontinued operation because management continues to pursue clean energy investment and development opportunities in Spain and Europe and does not view the sale as a strategic shift for the Company.

The major classes of assets and liabilities transferred on March 25, 2025 in the sale of the Company’s subsidiaries and the resulting gain recorded during the three month period ended March 31, 2025 are shown below:

As of
March 25,
Spain	2025
(in thousands)

Assets:
Other current assets	$36
Total assets sold	$36

Liabilities:
Accounts payable	$196
Short secured debt	2,773
Operating leases, current liabilities	29
Other current liabilities	203
Operating leases, non-current liabilities	423
Total liabilities sold	$3,624

Net (gain)/loss on sale of net assets	$(3,588)

18.	Sale of Spanish Subsidiaries

On March 25, 2025, one of the Company’s subsidiaries, AEG MH02, entered into a Share Purchase Agreement with Alternus Energy Group Plc, a related party, for the sale of the entire issued share capital of Alt Spain Holdco S.l.u., including all of its subsidiaries: ALT Spain 03, S.L.U., ALT Spain 04, S.L.U. and New Frog Projects SL, for a total consideration of €10. In accordance with ASC 360, the Company removed the net assets of the disposal group and recognized a gain of $3.5 million upon closing the sale in March 2025, of which $0.6 million were costs associated with the sale. The sale of the Company’s Spanish subsidiaries does not represent a discontinued operation because management continues to pursue clean energy investment and development opportunities in Spain and Europe and does not view the sale as a strategic shift for the Company.

The major classes of assets and liabilities transferred on March 25, 2025 in the sale of the Company’s subsidiaries are shown below:

As of
March 25,
Spain	2025
(in thousands)

Assets:
Other current assets	$36
Total assets sold	$36

Liabilities:
Accounts payable	$196
Short secured debt	2,773
Operating leases, current liabilities	29
Other current liabilities	203
Operating leases, non-current liabilities	423
Total liabilities sold	$3,624

Net (gain)/loss on sale of net assets	$(3,588)